Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Helix Acquisition Corp.[Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Public Shares, which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Public Shares, at a purchase price of $10.00 per Public Share generating gross proceeds of $115,000,000.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Public Shares, which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Public Shares, at a purchase price of $10.00 per Public Share generating gross proceeds of $115,000,000.